INVESCO SECTOR FUNDS, INC.

                                  Supplement to
                     Investor Class and Class C Prospectuses
                               Dated July 31, 2000

The section of each Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

            FUND                          PORTFOLIO MANAGER(S)

            Energy                        John S. Segner
            Financial Services            Jeffrey G. Morris
                                          Joseph W. Skornicka
            Gold                          John S. Segner
            Health Sciences               Thomas R. Wald
            Leisure                       Mark Greenberg
            Real Estate Opportunity       Sean Katof
            Technology                    William R. Keithler
            Telecommunications            Brian B. Hayward
            Utilities                     Brian B. Hayward

In addition, the section of each Prospectus entitled "Portfolio Managers" is amended to delete the sixth paragraph in its entirety and (2) substitute the following in its place:

      JEFFREY G. MORRIS, a vice president of INVESCO is a co-portfolio manager of Financial Services Fund. Jeff joined INVESCO in 1992 and is a Chartered Financial Analyst. He holds an M.S. in Finance from the University of Colorado-Denver and a B.S. in Business Administration from Colorado State University.

In addition, the section of each Prospectus entitled "Portfolio Managers" is amended to delete the seventh paragraph in its entirety.

In addition, the section of each Prospectus entitled "Portfolio Managers" is amended to add the following paragraphs after the eighth paragraph:

      JOSEPH W. SKORNICKA, is a co-portfolio manager of Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a Chartered Financial Analyst. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

      THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

This Supplement supersedes the Supplements dated November 15, 2000 and January 29, 2001.

The date of this Supplement is July 5, 2001.

                           INVESCO SECTOR FUNDS, INC.

                                  Supplement to
                               Class K Prospectus
                             Dated November 30, 2000

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      The following individuals are primarily responsible for the day-to-day management of their respective Fund's portfolio holdings:

            FUND                          PORTFOLIO MANAGER(S)

            Energy                        John S. Segner
            Financial Services            Jeffrey G. Morris
                                          Joseph W. Skornicka
            Health Sciences               Thomas R. Wald
            Technology                    William R. Keithler
            Telecommunications            Brian B. Hayward

In addition, the section of the Prospectus entitled "Portfolio Managers" is amended to delete the fourth paragraph in its entirety and (2) substitute the following in its place:

      JEFFREY G. MORRIS, a vice president of INVESCO is a co-portfolio manager of Financial Services Fund. Jeff joined INVESCO in 1992 and is a Chartered Financial Analyst. He holds an M.S. in Finance from the University of Colorado-Denver and a B.S. in Business Administration from Colorado State University.

In addition, the section of the Prospectus entitled "Portfolio Managers" is amended to delete the fifth paragraph in its entirety.

In addition, the section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the seventh paragraph and (2) substitute the following paragraphs in its place:

      JOSEPH W. SKORNICKA, is a co-portfolio manger of Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a Chartered Financial Analyst. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

      THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

This Supplement supersedes the Supplement dated January 29, 2001.

The date of this Supplement is July 5, 2001.